PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

                WELLS FARGO ADVANTAGE AGGRESSIVE ALLOCATION FUND
                   WELLS FARGO ADVANTAGE ASSET ALLOCATION FUND
                       WELLS FARGO ADVANTAGE BALANCED FUND
               WELLS FARGO ADVANTAGE CONSERVATIVE ALLOCATION FUND
                   WELLS FARGO ADVANTAGE GROWTH BALANCED FUND
                  WELLS FARGO ADVANTAGE MODERATE BALANCED FUND

  Supplement dated August 19, 2005 to the Statement of Additional Information dated April 11, 2005, as supplemented on May 27, 2005, and June 30, 2005.

ALL FUNDS
On August 16, 2005, the Board of Trustees of Wells Fargo Funds Trust approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings. The revised policy, which can be found below, is effective immediately and replaces the policy previously disclosed in the June 30, 2005 supplement.

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. For purposes of these procedures, the term, "portfolio holdings" means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Wells Fargo Master Trust and Wells Fargo Variable Trust) will be available on the Funds' Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

          1. COMPLETE HOLDINGS. The complete portfolio holdings for each Fund shall be made publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis.
          2. TOP TEN HOLDINGS. Top ten holdings information for each Fund shall be made publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis.
          3. FUND OF FUNDS STRUCTURE. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' Web site simultaneous with the change.

         Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

          A. SUB-ADVISERS. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

          B. MONEY MARKET PORTFOLIO MANAGEMENT TEAM. The money market portfolio management team at Wells Capital Management shall have full daily access to daily transaction information across the WELLS FARGO ADVANTAGE FUNDSSM for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

          C.   FUNDS MANAGEMENT/WELLS FARGO FUNDS DISTRIBUTOR, LLC.

               1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.
               2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
               3. Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

          D. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

          E. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody's may receive holdings information monthly on a seven-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         FUNDS MANAGEMENT COMMENTARIES. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

         BOARD APPROVAL. The Board shall review and reapprove these procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

BALANCED FUND
Effective on or about August 29, 2005, an eligible investor (as defined below) may purchase Investor Class shares of the WELLS FARGO ADVANTAGE FUNDS without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

     o Current and retired employees, directors/trustees and officers of: (i) WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and
     o    Family members of any of the above.

--------------------------------------------------------------------------------

The following information was contained within the May 27, 2005 supplement and is included herewith for your convenience.

ALL FUNDS
Effective May 27, 2005, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph on page 30 is deleted and replaced with the following:

      WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

AGGRESSIVE ALLOCATION AND CONSERVATIVE ALLOCATION FUNDS
Effective May 27, 2005, the following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information" beginning on page 36:

      ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE ADMINISTRATOR CLASS SHARES OF THE AGGRESSIVE ALLOCATION FUND AND CONSERVATIVE ALLOCATION FUND:

     o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee that were invested in the Administrator Class of the Aggressive Allocation Fund or Conservative Allocation Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

     o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Aggressive Allocation Fund or Conservative Allocation Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.


RT52837 08-05                                               AFS0805/SUP027 08-05

              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

                 WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND
                  WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND
                WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND
                    WELLS FARGO ADVANTAGE EQUITY INCOME FUND
                     WELLS FARGO ADVANTAGE EQUITY VALUE FUND
                    WELLS FARGO ADVANTAGE GROWTH EQUITY FUND
                        WELLS FARGO ADVANTAGE INDEX FUND
                WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND
                 WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND
                 WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

  Supplement dated August 19, 2005 to the Statement of Additional Information dated April 11, 2005, as supplemented on May 27, 2005, and June 30, 2005.

ALL FUNDS
On August 16, 2005, the Board of Trustee of the Wells Fargo Funds Trust approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings. The revised policy, which can be found below, is effective immediately and replaces the policy previously disclosed in the June 30, 2005 supplement.

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. For purposes of these procedures, the term, "portfolio holdings" means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Wells Fargo Master Trust and Wells Fargo Variable Trust) will be available on the Funds' Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

     1. COMPLETE HOLDINGS. The complete portfolio holdings for each Fund shall be made publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis.
     2. TOP TEN HOLDINGS. Top ten holdings information for each Fund shall be made publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis.
     3. FUND OF FUNDS STRUCTURE. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' Web site simultaneous with the change.

         Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A. SUB-ADVISERS. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

     B. MONEY MARKET PORTFOLIO MANAGEMENT TEAM. The money market portfolio management team at Wells Capital Management shall have full daily access to daily transaction information across the WELLS FARGO ADVANTAGE FUNDSSM for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C.   FUNDS MANAGEMENT/WELLS FARGO FUNDS DISTRIBUTOR, LLC.

          1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.
          2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
          3. Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation,
          L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody's may receive holdings information monthly on a seven-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         FUNDS MANAGEMENT COMMENTARIES. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

     BOARD APPROVAL. The Board shall review and reapprove these procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

INDEX FUND
Effective on or about August 29, 2005, an eligible investor (as defined below) may purchase Investor Class shares of the WELLS FARGO ADVANTAGE FUNDS without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

     o Current and retired employees, directors/trustees and officers of: (i) WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and
     o    Family members of any of the above.

--------------------------------------------------------------------------------

The following information was contained within the June 30, 2005 supplement and is included herewith for your convenience.

ALL FUNDS
Effective June 30, 2005, the following information is added to the Statement of Additional Information under "Management - Investment Adviser" beginning on page 20:

      AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.


--------------------------------------------------------------------------------

The following information was contained within the May 27, 2005 supplement and is included herewith for your convenience.

DIVERSIFIED EQUITY, DIVERSIFIED SMALL CAP, EQUITY INCOME, GROWTH EQUITY, AND INDEX FUNDS
Effective May 27, 2005, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph found on page 28 is deleted and replaced with the following:

      WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

DIVERSIFIED SMALL CAP FUND
Effective May 27, 2005, the following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information" beginning on page 38:

ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE ADMINISTRATOR CLASS SHARES OF THE DIVERSIFIED SMALL CAP FUND:

     o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee that were invested in the Administrator Class of the Diversified Small Cap Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

     o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Diversified Small Cap Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.



RT52838 08-05                                               EGS0805/SUP028 08-05

              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

                    WELLS FARGO ADVANTAGE CORPORATE BOND FUND
                   WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND
                WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND
                     WELLS FARGO ADVANTAGE HIGH INCOME FUND
                   WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND
                     WELLS FARGO ADVANTAGE INCOME PLUS FUND
               WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND
            WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND
            WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND
                   WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND
              WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND
                    WELLS FARGO ADVANTAGE STABLE INCOME FUND
                   WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND
                  WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
              WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND
               WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

  Supplement dated August 19, 2005 to the Statement of Additional Information dated April 11, 2005, as supplemented on May 27, 2005 and June 30, 2005.

ALL FUNDS
On August 16, 2005, the Board of Trustees of Wells Fargo Funds Trust approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings. The revised policy, which can be found below, is effective immediately and replaces the policy previously disclosed in the June 30, 2005 supplement.

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. For purposes of these procedures, the term, "portfolio holdings" means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Wells Fargo Master Trust and Wells Fargo Variable Trust) will be available on the Funds' Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

     1. COMPLETE HOLDINGS. The complete portfolio holdings for each Fund shall be made publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis.
     2. TOP TEN HOLDINGS. Top ten holdings information for each Fund shall be made publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis.
     3. FUND OF FUNDS STRUCTURE. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' Web site simultaneous with the change.

         Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A. SUB-ADVISERS. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

     B. MONEY MARKET PORTFOLIO MANAGEMENT TEAM. The money market portfolio management team at Wells Capital Management shall have full daily access to daily transaction information across the WELLS FARGO ADVANTAGE FUNDSSM for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C.   FUNDS MANAGEMENT/WELLS FARGO FUNDS DISTRIBUTOR, LLC.

          1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.
          2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
          3. Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation,
          L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody's may receive holdings information monthly on a seven-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         FUNDS MANAGEMENT COMMENTARIES. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

     BOARD APPROVAL. The Board shall review and reapprove these procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

CORPORATE BOND FUND
GOVERNMENT SECURITIES FUND
HIGH INCOME FUND
SHORT-TERM BOND FUND
SHORT-TERM HIGH YIELD BOND FUND
ULTRA SHORT-TERM INCOME FUND
Effective on or about August 29, 2005, an eligible investor (as defined below) may purchase Investor Class shares of the WELLS FARGO ADVANTAGE FUNDS without
meeting  the  minimum  initial   investment  amount  if  the  eligible  investor
participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

     o Current and retired employees, directors/trustees and officers of: (i) WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and
     o    Family members of any of the above.

--------------------------------------------------------------------------------

The following information was contained within the June 30, 2005 supplement and is included herewith for your convenience.

ALL FUNDS
Effective June 30, 2005, the following information is added to the Statement of Additional Information under "Management - Investment Adviser" beginning on page 23:

      AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

--------------------------------------------------------------------------------

The following information was contained within the May 27, 2005 supplement and is included herewith for your convenience.

ALL FUNDS, EXCEPT HIGH YIELD BOND FUND
Effective May 27, 2005, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph on page 32 is deleted and replaced with the following:

      WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

INFLATION-PROTECTED BOND AND INTERMEDIATE GOVERNMENT INCOME FUNDS
Effective June 1, 2005, W. Frank Koster and Jay N. Mueller, CFA are the portfolio managers for the Inflation-Protected Bond Fund and William Stevens is the sole portfolio manager for the Intermediate Government Income Fund. As of June 1, 2005, the "Portfolio Managers" information beginning on page 29 is deleted and replaced with the following:

            The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled "Portfolio Managers." The information in this section is provided as of dates shown opposite the portfolio managers' names in the table below. These portfolio managers (each a "Portfolio Manager" and together, the "Portfolio Managers") manage the investment activities of the Funds on a day-to-day basis as follows:

FUND                                             SUB-ADVISER                       PORTFOLIO MANAGERS                 DATE
------------------------------------------------------------------------------------------------------------------------------------
                                                 Wells Capital Management          D. James Newton II, CFA, CPA       1/31/2005
Corporate Bond Fund                                                                Janet S. Rilling, CFA, CPA

                                                 Funds Management                  Thomas C. Biwer, CFA               12/31/2004
Diversified Bond Fund                                                              Christian L. Chan, CFA
                                                                                   Andrew Owen, CFA

Government Securities Fund                       Wells Capital Management          W. Frank Koster                    4/30/2005
Inflation-Protected Bond Fund                                                      Jay N. Mueller, CFA

Income Plus Fund                                 Wells Capital Management          W. Frank Koster                    4/30/2005
                                                                                   Thomas M. Price, CFA               1/31/2005

High Income Fund                                 Wells Capital Management          Thomas M. Price, CFA               1/31/2005
Short-Term High Yield Bond Fund
Strategic Income Fund

High Yield Bond Fund                             Sutter                            Christopher M. Lee                 5/31/2004
                                                                                   Phillip Susser
                                                                                   Roger Wittlin

Intermediate Government Income Fund              Wells Capital Management          William C. Stevens                 5/31/2004

Short Duration Government Bond Fund              Wells Capital Management          Marie A. Chandoha                  5/31/2004
Total Return Bond Fund                                                             Thomas M. O'Connor, CFA
                                                                                   William C. Stevens

Short Term Bond Fund                             Wells Capital Management          Jay N. Mueller, CFA                4/30/2005
Ultra--Short Term Income Fund                                                      Thomas M. Price, CFA               1/31/2005
Ultra-Short Duration Bond Fund

                                                 Galliard                          Richard Merriam, CFA               5/31/2004
Stable Income Fund                                                                 Ajay Mirza, CFA

            MANAGEMENT OF OTHER ACCOUNTS. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers listed below, including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under "Other Accounts."


                                          REGISTERED INVESTMENT               OTHER POOLED
                                                COMPANIES                  INVESTMENT VEHICLES                   OTHER ACCOUNTS
                                     -----------------------------------------------------------------------------------------------
                                        NUMBER                           NUMBER                         NUMBER
                                          OF          TOTAL ASSETS         OF        TOTAL ASSETS         OF         TOTAL ASSETS
PORTFOLIO MANAGER*                      ACCOUNTS         MANAGED         ACCOUNTS        MANAGED        ACCOUNTS         MANAGED
-------------------------------------------------------------------- ------------------------------ -------------- ----------------
FUNDS MANAGEMENT
      Thomas C. Biwer, CFA                  11    $        5.8B              0     $           0             4     $        1.9M
      Christian L. Chan, CFA                11    $        5.8B              0     $           0             1     $         10K
      Andrew Owen, CFA                      11    $        5.8B              0     $           0             1     $         60K
GALLIARD
      Richard Merriam, CFA                  5     $       1.87B              0     $           0            32     $        860M
      Ajay Mirza, CFA                       5     $       1.87B              2     $       1.82B            14     $        2.9B
SUTTER
      Christopher M. Lee                    1     $        323M              1     $        158M            18     $        590M
      Phillip Susser                        1     $        323M              1     $        158M            20     $        590M
      Roger Wittlin                         1     $        323M              1     $        158M            24     $        590M
WELLS CAPITAL MANAGEMENT
      Marie A. Chandoha                     5     $       2.42B              7     $        400M            34     $       4.28B
      W. Frank Koster                       4     $       3.08B              0     $           0            16     $        728M
      Jay N. Mueller, CFA                   4     $       3.08B              0     $           0             1     $        550K
      D. James Newton II, CFA, CPA          0     $           0              0     $           0             8     $        150M
      Thomas M. O'Connor, CFA               5     $       2.42B              7     $        400M            36     $       4.28B
      Thomas M. Price, CFA                  8     $       3.25B              0     $           0             3     $         75M
      Janet S. Rilling, CFA, CPA            1     $        553M              0     $           0             7     $        150M
      William C. Stevens                    5     $       2.42B              7     $        400M            34     $       4.28B

-------------------------------------

* If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.

      The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts:


                                          REGISTERED INVESTMENT               OTHER POOLED
                                                COMPANIES                  INVESTMENT VEHICLES                   OTHER ACCOUNTS
                                     ----------------------------------------------------------------------------------------------
                                        NUMBER                           NUMBER                         NUMBER
                                          OF          TOTAL ASSETS         OF        TOTAL ASSETS         OF         TOTAL ASSETS
PORTFOLIO MANAGER*                      ACCOUNTS         MANAGED         ACCOUNTS        MANAGED        ACCOUNTS         MANAGED
-------------------------------------------------------------------- ------------------------------ -------------- ----------------

FUNDS MANAGEMENT
      Thomas C. Biwer, CFA                     0           $0              0            $ 0               0             $     0
      Christian L. Chan, CFA                   0           $0              0            $ 0               0             $     0
      Andrew Owen, CFA                         0           $0              0            $ 0               0             $     0
GALLIARD
      Richard Merriam, CFA                     0           $0              0            $ 0               2             $   90M
      Ajay Mirza, CFA                          0           $0              0            $ 0               0             $     0
SUTTER
      Christopher M. Lee                       0           $0              0            $ 0               4             $  755M
      Phillip Susser                           0           $0              0            $ 0               4             $  755M
      Roger Wittlin                            0           $0              0            $ 0               4             $  755M
WELLS CAPITAL MANAGEMENT
      Marie A. Chandoha                        0           $0              0            $ 0               2             $  1.8B
      W. Frank Koster                          0           $0              0            $ 0               0             $     0
      Jay N. Mueller, CFA                      0           $0              0            $ 0               0             $     0
      D. James Newton II, CFA, CPA             0           $0              0            $ 0               0             $     0
      Thomas M. O'Connor, CFA                  0           $0              0            $ 0               2             $  1.8B
      Thomas M. Price, CFA                     0           $0              0            $ 0               0             $     0
      Janet S. Rilling, CFA, CPA               0           $0              0            $ 0               0             $     0
      William C. Stevens                       0           $0              0            $ 0               1             $  1.5B

-------------------------------------

* If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.

      MATERIAL CONFLICTS OF INTEREST. The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

      To minimize the effects of these inherent conflicts of interest, each Sub-Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, some Sub-Advisers minimize inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, each Sub-Adviser has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Manager may maintain.

      FUNDS MANAGEMENT. In the case of Funds Management, the Portfolio Managers allocate interests in mutual funds between different funds. Because of the nature of their management, they have not experienced material conflicts of interests in managing multiple accounts.

      GALLIARD. In the case of Galliard, the Portfolio Managers have not experienced material conflicts of interests in managing multiple accounts.

      SUTTER. Sutter's Portfolio Managers may experience conflicts of interest as a result of the disparate advisory fees they may earn from other accounts (not including the registered investment companies) compared to registered investment companies such as the High Yield Bond Fund. Because advisory fees for mutual funds tend to be lower than those for other accounts, the Portfolio Managers may be inclined to give more time and attention to the other accounts. Similarly, unlike for mutual funds, the Portfolio Managers are more likely to develop personal relationships with clients in other accounts than with investors in the Fund and therefore may be inclined to allocate more time and attention to such client accounts. However, like other investment advisers, Sutter has adopted procedures to ensure that clients are treated fairly to minimize inherent conflicts of interest of managing multiple accounts.

     WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

      COMPENSATION. The Portfolio Managers were compensated using the following compensation structures:

      FUNDS MANAGEMENT COMPENSATION. Funds Management Portfolio Managers are compensated using a fixed cash salary, an annual bonus based in part on pre-tax performance of the mutual funds managed, as well as a pension and retirement plan. Funds Management measures fund performance against a Lipper peer group average composite benchmark over a three-year rolling period. Bonus allocations vary depending to some extent on fund performance and on discretionary subjective criteria.

      GALLIARD COMPENSATION. The Portfolio Managers at Galliard are compensated using a fixed base salary, pension and retirement plan. The partners and principals of Galliard also participate in a profit sharing pool which is funded based on the firm's financial performance.

      SUTTER COMPENSATION. Sutter's Portfolio Managers are compensated with a fixed cash salary, pension and retirement plan. They receive incentive bonuses based in part on pre-tax annual and historical portfolio performance measured against the following benchmarks over a calendar year period:



PORTFOLIO MANAGERS                          BENCHMARK
--------------------------------------------------------------------------------

      Christopher M. Lee           Merrill Lynch U.S. High Yield Master II Index

      Phillip Susser               Merrill Lynch U.S. High Yield Master II Index

      Roger Wittlin                Merrill Lynch U.S. High Yield Master II Index

      Bonuses are also based on an evaluation of contribution to client retention, asset growth and business relationships. Incentive bonuses for research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Investment team compensation structure is directly linked to the value added to clients' portfolios as measured by the above-mentioned performance metrics. Long-tenured investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios.

      WELLS CAPITAL MANAGEMENT COMPENSATION. Wells Capital Management's Portfolio Managers are compensated with a fixed cash salary, pension and retirement plan. They receive incentive bonuses based in part on pre-tax annual and historical portfolio performance measured against the following benchmarks over a calendar year period:


PORTFOLIO MANAGERS             BENCHMARK
------------------------------ -------------------------------------------------
                               Lehman Brothers U.S. Aggregate Bond Index
Marie A. Chandoha              Lehman Brothers 1-3 Year U.S. Government Index

                               Lehman U.S. Aggregate ex. Credit Bond Index
W. Frank Koster                Lehman Brothers U.S. Aggregate Bond Index
                               Lehman Brothers U.S. Aggregate Bond Index
                               Lehman Brothers Intermediate U.S.Government/
                                        Credit Bond Index

                               Lehman Brothers U.S. 1-3 Year Government/
                                        Credit Index
Jay N. Mueller, CFA            Lehman U.S. Aggregate ex. Credit Bond Index
                               Lehman Brothers Short Treasury Index: 9-12 Months
                               Lehman Brothers Intermediate U.S. Government/
                                        Credit Bond Index

D. James Newton II, CFA, CPA   Lehman Brothers U.S. Credit Baa: 3% Issuer Capped
                                         Bond Index

                               Lehman Brothers U.S. Aggregate Bond Index
Thomas M. O'Connor, CFA        Lehman Brothers 1-3 Year U.S. Government Index

                               Lehman Brothers U.S. 1-3 Year Gov/Cr Index
Thomas M. Price, CFA           Lehman Brothers U.S. Aggregate Bond Index
                               Short Term High Yield Bond Index III
                               Lehman Brothers Short Treasury Index: 9-12 Months

Janet S. Rilling, CFA, CPA     Lehman Brothers U.S. Credit Baa: 3% Issuer Capped
                                        Bond Index

                               Lehman Brothers U.S. Aggregate Bond Index
William C. Stevens             Lehman Brothers 1-3 Year U.S. Government Index

      Bonuses are also based on an evaluation of contribution to client retention, asset growth and business relationships. Incentive bonuses for research analysts are also evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Investment team compensation structure is directly linked to the value added to clients' portfolios as measured by the above-mentioned performance metrics. Long-tenured investment professionals with proven success may also participate in a revenue sharing program that is tied to the success of their respective investment portfolios.

      BENEFICIAL OWNERSHIP IN THE FUNDS. The table below shows for each Portfolio Manager the amount of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

                        -- = Not Applicable
                        0  = $0
                        A  = $1 - $10,000
                        B  = $10,001 - $50,000
                        C  = $50,001 - $100,000
                        D  = $100,001 - $500,000
                        E  = $500,001 - $1,000,000
                        F  = over $1,000,000

--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
PORTFOLIO MANAGER                 CBF   DBF   GSF   HIF   HYBF  IPF   IPBF  IGIF   SDGBF  STBF STHYBF SIF  SrIF  TRBF   USDBF  USTIF
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
FUNDS MANAGEMENT
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Thomas C. Biwer, CFA             --   0     --    --    --    --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Christian L. Chan, CFA           --   0     --    --    --    --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Andrew Owen, CFA                 --   0     --    --    --    --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
GALLIARD
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Richard Merriam, CFA             --   --    --    --    --    --    --    --     --     --    --     0    --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Ajay Mirza, CFA                  --   --    --    --    --    --    --    --     --     --    --     0    --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
SUTTER
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Christopher M. Lee               --   --    --    --    0     --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Phillip Susser                   --   --    --    --    0     --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Roger Wittlin                    --   --    --    --    0     --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
WELLS CAPITAL MANAGEMENT
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Marie A. Chandoha                --   --    --    --    --    --    --    --     B      --    --     --   --    A      --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  W. Frank Koster                  --   --    0     --    --    --    0     --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Jay N. Mueller, CFA              --   --    C     --    --    --    0     --     --     0     --     --   --    --     0     D
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  D. James Newton II, CFA, CPA     A    --    --    --    --    --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Thomas M. O'Connor, CFA          --   --    --    --    --    --    --    --     0      --    --     --   --    0      --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Thomas M. Price, CFA             --   --    --    C     --    0     --    --     --     0     C      --   0     --     0     C
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  Janet S. Rilling, CFA, CPA        D    --    --    --    --    --    --    --     --     --    --     --   --    --     --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------
  William C. Stevens               --   --    --    --    --    --    --    --     D      --    --     --   --    F      --    --
--------------------------------- ---- ----- ----- ----- ----- ----- ----- ------ ------ ----- ------ ---- ----- ------ ----- ------

DIVERSIFIED BOND FUND
Effective May 27, 2005, the following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information" beginning on page 43:

     ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE ADMINISTRATOR CLASS SHARES OF THE DIVERSIFIED BOND FUND:

o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee that were invested in the Administrator Class of the Diversified Bond Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Diversified Bond Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.


RT52839 08-05                                               IFS0805/SUP029 08-05



              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

                     WELLS FARGO ADVANTAGE ASIA PACIFIC FUND
                WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND
                  WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND
                 WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND
                 WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND
            WELLS FARGO ADVANTAGE INSTITUTIONAL EMERGING MARKETS FUND
                       WELLS FARGO ADVANTAGE OVERSEAS FUND

  Supplement dated August 19, 2005 to the Statement of Additional Information dated April 11, 2005, as supplemented on May 27, 2005 and June 30, 2005.

ALL FUNDS
On August 16, 2005, the Board of Trustees of Wells Fargo Funds Trust approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings. The revised policy, which can be found below, is effective immediately and replaces the policy previously disclosed in the June 30, 2005 supplement.

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. For purposes of these procedures, the term, "portfolio holdings" means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Wells Fargo Master Trust and Wells Fargo Variable Trust) will be available on the Funds' Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

     1. COMPLETE HOLDINGS. The complete portfolio holdings for each Fund shall be made publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis.
     2. TOP TEN HOLDINGS. Top ten holdings information for each Fund shall be made publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis.
     3. FUND OF FUNDS STRUCTURE. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' Web site simultaneous with the change.

         Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A. SUB-ADVISERS. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

     B. MONEY MARKET PORTFOLIO MANAGEMENT TEAM. The money market portfolio management team at Wells Capital Management shall have full daily access to daily transaction information across the WELLS FARGO ADVANTAGE FUNDSSM for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C.   FUNDS MANAGEMENT/WELLS FARGO FUNDS DISTRIBUTOR, LLC.

          1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.

          2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

          3. Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation,
          L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody's may receive holdings information monthly on a seven-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         FUNDS MANAGEMENT COMMENTARIES. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

         BOARD APPROVAL. The Board shall review and reapprove these procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

ASIA PACIFIC FUND
OVERSEAS FUND
Effective on or about August 29, 2005, an eligible investor (as defined below) may purchase Investor Class shares of the WELLS FARGO ADVANTAGE FUNDS without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

     o Current and retired employees, directors/trustees and officers of: (i) WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and
     o    Family members of any of the above.

--------------------------------------------------------------------------------

The following information was contained within the June 30, 2005 supplement and is included herewith for your convenience.

ALL FUNDS
Effective June 30, 2005, the following information is added to the Statement of Additional Information under "Management - Investment Adviser" beginning on page 19:

      AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

--------------------------------------------------------------------------------

The following information was contained within the May 27, 2005 supplement and is included herewith for your convenience.

EMERGING MARKETS FOCUS AND INSTITUTIONAL EMERGING MARKETS FUNDS
Effective May 27, 2005, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph on page 25 is deleted and replaced with the following:

      WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

INSTITUTIONAL EMERGING MARKETS FUND
Effective May 27, 2005, the following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information" beginning on page 32:

ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE INSTITUTIONAL CLASS SHARES OF THE INSTITUTIONAL EMERGING MARKETS FUND:

     o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee that were invested in the Institutional Class of the Institutional Emerging Markets Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

     o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Institutional Class of the Institutional Emerging Markets Fund may roll over the assets into another account (e.g. an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.


RT52840 08-05                                               ITS0805/SUP030 08-05



              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

                WELLS FARGO ADVANTAGE C&B TAX-MANAGED VALUE FUND
                    WELLS FARGO ADVANTAGE CAPITAL GROWTH FUND
                   WELLS FARGO ADVANTAGE DIVIDEND INCOME FUND
                 WELLS FARGO ADVANTAGE ENDEAVOR LARGE CAP FUNDSM
                  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUNDSM
                     WELLS FARGO ADVANTAGE EQUITY INDEX FUND
                        WELLS FARGO ADVANTAGE GROWTH FUND
                  WELLS FARGO ADVANTAGE GROWTH AND INCOME FUND
                   WELLS FARGO ADVANTAGE LARGE CAP GROWTH FUND
                  WELLS FARGO ADVANTAGE LARGE COMPANY CORE FUND
                      WELLS FARGO ADVANTAGE U.S. VALUE FUND

  Supplement dated August 19, 2005 to the Statement of Additional Information dated April 11, 2005, as supplemented on June 30, 2005.

ALL FUNDS
On August 16, 2005, the Board of Trustees of Wells Fargo Funds Trust approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings. The revised policy, which can be found below, is effective immediately and replaces the policy previously disclosed in the June 30, 2005 supplement.

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. For purposes of these procedures, the term, "portfolio holdings" means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Wells Fargo Master Trust and Wells Fargo Variable Trust) will be available on the Funds' Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

     1. COMPLETE HOLDINGS. The complete portfolio holdings for each Fund shall be made publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis.
     2. TOP TEN HOLDINGS. Top ten holdings information for each Fund shall be made publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis.
     3. FUND OF FUNDS STRUCTURE. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' Web site simultaneous with the change.

         Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A. SUB-ADVISERS. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

     B. MONEY MARKET PORTFOLIO MANAGEMENT TEAM. The money market portfolio management team at Wells Capital Management shall have full daily access to daily transaction information across the WELLS FARGO ADVANTAGE FUNDSSM for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C.   FUNDS MANAGEMENT/WELLS FARGO FUNDS DISTRIBUTOR, LLC.

          1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.

          2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

          3. Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation,
          L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody's may receive holdings information monthly on a seven-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         FUNDS MANAGEMENT COMMENTARIES. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

         BOARD APPROVAL. The Board shall review and reapprove these procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

CAPITAL GROWTH FUND
DIVIDEND INCOME FUND
GROWTH FUND
GROWTH AND INCOME FUND
LARGE CAP GROWTH FUND
Effective on or about August 29, 2005, an eligible investor (as defined below) may purchase Investor Class shares of the WELLS FARGO ADVANTAGE FUNDS without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

     o Current and retired employees, directors/trustees and officers of: (i) WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and
     o    Family members of any of the above.

--------------------------------------------------------------------------------

The following information was contained within the June 30, 2005 supplement and is included herewith for your convenience.

ALL FUNDS
Effective June 30, 2005, the following information is added to the Statement of Additional Information under "Management - Investment Adviser" beginning on page 19:

      AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.


RT52841 08-05                                               LCS0805/SUP031 08-05



              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

            WELLS FARGO ADVANTAGE LIFE STAGE - AGGRESSIVE PORTFOLIOSM
             WELLS FARGO ADVANTAGE LIFE STAGE - MODERATE PORTFOLIOSM
           WELLS FARGO ADVANTAGE LIFE STAGE - CONSERVATIVE PORTFOLIOSM

  Supplement dated August 19, 2005 to the Statement of Additional Information dated April 11, 2005, as supplemented on June 30, 2005.

ALL PORTFOLIOS
On August 16, 2005, the Board of Trustees of Wells Fargo Funds Trust approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings. The revised policy, which can be found below, is effective immediately and replaces the policy previously disclosed in the June 30, 2005 supplement.

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. For purposes of these procedures, the term, "portfolio holdings" means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Wells Fargo Master Trust and Wells Fargo Variable Trust) will be available on the Funds' Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

     1. COMPLETE HOLDINGS. The complete portfolio holdings for each Fund shall be made publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis.
     2. TOP TEN HOLDINGS. Top ten holdings information for each Fund shall be made publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis.
     3. FUND OF FUNDS STRUCTURE. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' Web site simultaneous with the change.

         Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A. SUB-ADVISERS. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

     B. MONEY MARKET PORTFOLIO MANAGEMENT TEAM. The money market portfolio management team at Wells Capital Management shall have full daily access to daily transaction information across the WELLS FARGO ADVANTAGE FUNDSSM for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C.   FUNDS MANAGEMENT/WELLS FARGO FUNDS DISTRIBUTOR, LLC.

          1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.
          2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
          3. Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation,
          L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody's may receive holdings information monthly on a seven-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         FUNDS MANAGEMENT COMMENTARIES. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

         BOARD APPROVAL. The Board shall review and reapprove these procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

ALL PORTFOLIOS
Effective on or about August 29, 2005, an eligible investor (as defined below) may purchase Investor Class shares of the WELLS FARGO ADVANTAGE FUNDS without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

     o Current and retired employees, directors/trustees and officers of: (i) WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and
     o    Family members of any of the above.


RT52842 08-05                                               LSF0805/SUP032 08-05

              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

           WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND
          WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST
             WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND
               WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND
               WELLS FARGO ADVANTAGE HERITAGE MONEY MARKET FUNDSM
            WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
                WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND
                     WELLS FARGO ADVANTAGE MONEY MARKET FUND
                    WELLS FARGO ADVANTAGE MONEY MARKET TRUST
                WELLS FARGO ADVANTAGE MUNICIPAL MONEY MARKET FUND
            WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND
           WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST
                WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
            WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND
              WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND
              WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND

         Supplement dated August 19, 2005 to the Statement of Additional
                       Information dated August 1, 2005.

ALL FUNDS
On August 16, 2005, the Board of Trustees of Wells Fargo Funds Trust approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings. The revised policy is effective immediately and can be found below.

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. For purposes of these procedures, the term, "portfolio holdings" means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Wells Fargo Master Trust and Wells Fargo Variable Trust) will be available on the Funds' Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

     1. COMPLETE HOLDINGS. The complete portfolio holdings for each Fund shall be made publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis.
     2. TOP TEN HOLDINGS. Top ten holdings information for each Fund shall be made publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis.
     3. FUND OF FUNDS STRUCTURE. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' Web site simultaneous with the change.

         Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A. SUB-ADVISERS. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

     B. MONEY MARKET PORTFOLIO MANAGEMENT TEAM. The money market portfolio management team at Wells Capital Management shall have full daily access to daily transaction information across the WELLS FARGO ADVANTAGE FUNDSSM for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C.   FUNDS MANAGEMENT/WELLS FARGO FUNDS DISTRIBUTOR, LLC.

          1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.

          2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

          3. Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation,
          L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody's may receive holdings information monthly on a seven-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         FUNDS MANAGEMENT COMMENTARIES. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

         BOARD APPROVAL. The Board shall review and reapprove these procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

MONEY MARKET FUND
MUNICIPAL MONEY MARKET FUND
Effective on or about August 29, 2005, an eligible investor (as defined below) may purchase Investor Class shares of the WELLS FARGO ADVANTAGE FUNDS without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

     o Current and retired employees, directors/trustees and officers of: (i) WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and
     o    Family members of any of the above.


RT52843 08-05                                               MMF0805/SUP033 08-05



              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

           WELLS FARGO ADVANTAGE CALIFORNIA LIMITED-TERM TAX-FREE FUND
                 WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE FUND
                  WELLS FARGO ADVANTAGE COLORADO TAX-FREE FUND
                WELLS FARGO ADVANTAGE INTERMEDIATE TAX-FREE FUND
                  WELLS FARGO ADVANTAGE MINNESOTA TAX-FREE FUND
                    WELLS FARGO ADVANTAGE MUNICIPAL BOND FUND
            WELLS FARGO ADVANTAGE NATIONAL LIMITED-TERM TAX-FREE FUND
                  WELLS FARGO ADVANTAGE NATIONAL TAX-FREE FUND
                  WELLS FARGO ADVANTAGE NEBRASKA TAX-FREE FUND
              WELLS FARGO ADVANTAGE SHORT-TERM MUNICIPAL BOND FUND
          WELLS FARGO ADVANTAGE ULTRA SHORT-TERM MUNICIPAL INCOME FUND
                  WELLS FARGO ADVANTAGE WISCONSIN TAX-FREE FUND

  Supplement dated August 19, 2005 to the Statement of Additional Information dated April 11, 2005, as supplemented on May 27, 2005, and June 30, 2005.

ALL FUNDS
On August 16, 2005, the Board of Trustees of Wells Fargo Funds Trust approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings. The revised policy, which can be found below, is effective immediately and replaces the policy previously disclosed in the June 30, 2005 supplement.

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. For purposes of these procedures, the term, "portfolio holdings" means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Wells Fargo Master Trust and Wells Fargo Variable Trust) will be available on the Funds' Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

     1. COMPLETE HOLDINGS. The complete portfolio holdings for each Fund shall be made publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis.
     2. TOP TEN HOLDINGS. Top ten holdings information for each Fund shall be made publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis.
     3. FUND OF FUNDS STRUCTURE. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' Web site simultaneous with the change.

         Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A. SUB-ADVISERS. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

     B. MONEY MARKET PORTFOLIO MANAGEMENT TEAM. The money market portfolio management team at Wells Capital Management shall have full daily access to daily transaction information across the WELLS FARGO ADVANTAGE FUNDSSM for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C.   FUNDS MANAGEMENT/WELLS FARGO FUNDS DISTRIBUTOR, LLC.

          1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.

          2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

          3. Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation,
          L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody's may receive holdings information monthly on a seven-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         FUNDS MANAGEMENT COMMENTARIES. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

         BOARD APPROVAL. The Board shall review and reapprove these procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

INTERMEDIATE TAX-FREE FUND
MUNICIPAL BOND FUND
SHORT-TERM MUNICIPAL BOND FUND
ULTRA SHORT-TERM MUNICIPAL INCOME FUND
WISCONSIN TAX-FREE FUND
Effective on or about August 29, 2005, an eligible investor (as defined below) may purchase Investor Class shares of the WELLS FARGO ADVANTAGE FUNDS without meeting the minimum initial investment amount if the eligible investor participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

     o Current and retired employees, directors/trustees and officers of: (i) WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and
     o    Family members of any of the above.

--------------------------------------------------------------------------------

The following information was contained within the June 30, 2005 supplement and is included herewith for your convenience.

ALL FUNDS
Effective June 30, 2005, the following information is added to the Statement of Additional Information under "Management - Investment Adviser" beginning on page 34:

      AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

--------------------------------------------------------------------------------

The following information was contained within the May 27, 2005 supplement and is included herewith for your convenience.

ALL FUNDS
Effective May 27, 2005, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph on page 39 is deleted and replaced with the following:

      WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

NEBRASKA TAX-FREE FUND
Effective May 27, 2005, the following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information" beginning on page 49:

ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE ADMINISTRATOR CLASS SHARES OF THE NEBRASKA TAX-FREE FUND:

     o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee that were invested in the Administrator Class of the Nebraska Tax-Free Fund may rollover the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

     o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Nebraska Tax-Free Fund may rollover the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.


RT52844 08-05                                               MIS0805/SUP034 08-05

              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

                   WELLS FARGO ADVANTAGE OUTLOOK TODAY FUNDSM
                    WELLS FARGO ADVANTAGE OUTLOOK 2010 FUNDSM
                    WELLS FARGO ADVANTAGE OUTLOOK 2020 FUNDSM
                    WELLS FARGO ADVANTAGE OUTLOOK 2030 FUNDSM
                    WELLS FARGO ADVANTAGE OUTLOOK 2040 FUNDSM

         Supplement dated August 19, 2005 to the Statement of Additional
                        Information dated July 1, 2005.

ALL PORTFOLIOS
On August 16, 2005, the Board of Trustees of the Wells Fargo Funds Trust approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings. The revised policy is effective immediately and can be found below.

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. For purposes of these procedures, the term, "portfolio holdings" means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Wells Fargo Master Trust and Wells Fargo Variable Trust) will be available on the Funds' Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

     1. COMPLETE HOLDINGS. The complete portfolio holdings for each Fund shall be made publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis.
     2. TOP TEN HOLDINGS. Top ten holdings information for each Fund shall be made publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis.
     3. FUND OF FUNDS STRUCTURE. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' Web site simultaneous with the change.

         Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A. SUB-ADVISERS. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

     B. MONEY MARKET PORTFOLIO MANAGEMENT TEAM. The money market portfolio management team at Wells Capital Management shall have full daily access to daily transaction information across the WELLS FARGO ADVANTAGE FUNDSSM for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C.   FUNDS MANAGEMENT/WELLS FARGO FUNDS DISTRIBUTOR, LLC.

          1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.
          2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
          3. Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation,
          L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody's may receive holdings information monthly on a seven-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         FUNDS MANAGEMENT COMMENTARIES. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

         BOARD APPROVAL. The Board shall review and reapprove these procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.


RT52845 08-05                                               OUT0805/SUP035 08-05



              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

                  WELLS FARGO ADVANTAGE C&B MID CAP VALUE FUND
                     WELLS FARGO ADVANTAGE COMMON STOCK FUND
                     WELLS FARGO ADVANTAGE DISCOVERY FUNDSM
                     WELLS FARGO ADVANTAGE ENTERPRISE FUNDSM
                 WELLS FARGO ADVANTAGE MID CAP DISCIPLINED FUND
                    WELLS FARGO ADVANTAGE MID CAP GROWTH FUND
                    WELLS FARGO ADVANTAGE OPPORTUNITY FUNDSM
                WELLS FARGO ADVANTAGE SMALL CAP DISCIPLINED FUND
                   WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND
               WELLS FARGO ADVANTAGE SMALL CAP OPPORTUNITIES FUND
                   WELLS FARGO ADVANTAGE SMALL CAP VALUE FUND
                 WELLS FARGO ADVANTAGE SMALL/MID CAP VALUE FUND

  Supplement dated August 19, 2005 to the Statement of Additional Information dated April 11, 2005, as supplemented on May 27, 2005 and June 30, 2005.

ALL FUNDS
On August 16, 2005, the Board of Trustees of Wells Fargo Funds Trust approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings. The revised policy, which can be found below, is effective immediately and replaces the policy previously disclosed in the June 30, 2005 supplement.

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. For purposes of these procedures, the term, "portfolio holdings" means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Wells Fargo Master Trust and Wells Fargo Variable Trust) will be available on the Funds' Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

     1. COMPLETE HOLDINGS. The complete portfolio holdings for each Fund shall be made publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis.
     2. TOP TEN HOLDINGS. Top ten holdings information for each Fund shall be made publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis.
     3. FUND OF FUNDS STRUCTURE. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' Web site simultaneous with the change.

         Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A. SUB-ADVISERS. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

     B. MONEY MARKET PORTFOLIO MANAGEMENT TEAM. The money market portfolio management team at Wells Capital Management shall have full daily access to daily transaction information across the WELLS FARGO ADVANTAGE FUNDSSM for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C.   FUNDS MANAGEMENT/WELLS FARGO FUNDS DISTRIBUTOR, LLC.

          1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.

          2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

          3. Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation,
          L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody's may receive holdings information monthly on a seven-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         FUNDS MANAGEMENT COMMENTARIES. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

         BOARD APPROVAL. The Board shall review and reapprove these procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

DISCOVERY FUND
ENTERPRISE FUND
MID CAP DISCIPLINED FUND
OPPORTUNITY FUND
SMALL CAP DISCIPLINED FUND
SMALL/MID CAP VALUE FUND
Effective on or about August 29, 2005, an eligible investor (as defined below) may purchase Investor Class shares of the WELLS FARGO ADVANTAGE FUNDS without
meeting  the  minimum  initial   investment  amount  if  the  eligible  investor
participates in a $50 monthly automatic investment purchase plan. Eligible investors include:

     o Current and retired employees, directors/trustees and officers of: (i) WELLS FARGO ADVANTAGE FUNDS (including any predecessor funds) and (ii) Wells Fargo & Company and its affiliates; and
     o    Family members of any of the above.

--------------------------------------------------------------------------------

The following information was contained within the June 30, 2005 supplement and is included herewith for your convenience.

ALL FUNDS
Effective June 30, 2005, the following information is added to the Statement of Additional Information under "Management - Investment Adviser" beginning on page 20:

      AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.

--------------------------------------------------------------------------------

The following information was contained within the May 27, 2005 supplement and is included herewith for your convenience.

ALL FUNDS, EXCEPT THE C&B MID CAP VALUE AND SMALL CAP OPPORTUNITIES FUNDS Effective May 27, 2005, under "Management", the Wells Capital Management Material Conflicts of Interest paragraph on page 27 is deleted and replaced with the following:

      WELLS CAPITAL MANAGEMENT. Wells Capital Management's Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

SMALL CAP OPPORTUNITIES FUND
Effective May 27, 2005, the following information is added to the Statement of Additional Information under "Additional Purchase and Redemption Information" beginning on page 37:

ADDITIONAL INVESTORS ELIGIBLE TO PURCHASE ADMINISTRATOR CLASS SHARES OF THE SMALL CAP OPPORTUNITIES FUND:

     o Shareholders who receive assets from a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acted as trustee that were invested in the Administrator Class of the Small Cap Opportunities Fund may rollover the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.

     o Shareholders who receive assets from a distribution or transfer from an account previously held by the Investment Management and Trust Departments of Wells Fargo that were invested in the Administrator Class of the Small Cap Opportunities Fund may rollover the assets into another account (e.g., an IRA) and reinvest the assets in the same Fund without having to meet the minimum investment limit.


RT52846 08-05                                               SMS0805/SUP036 08-05



              PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION
                         SUPPLEMENT WITH YOUR RECORDS.

            WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND
             WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND
                WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

  Supplement dated August 19, 2005 to the Statement of Additional Information
              dated April 11, 2005, as supplemented June 30, 2005.

ALL FUNDS
On August 16, 2005, the Board of Trustees of Wells Fargo Funds Trust approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings. The revised policy, which can be found below, is effective immediately and replaces the policy previously disclosed in the June 30, 2005 supplement.

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. For purposes of these procedures, the term, "portfolio holdings" means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Wells Fargo Master Trust and Wells Fargo Variable Trust) will be available on the Funds' Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

     1. COMPLETE HOLDINGS. The complete portfolio holdings for each Fund shall be made publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis.
     2. TOP TEN HOLDINGS. Top ten holdings information for each Fund shall be made publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis.
     3. FUND OF FUNDS STRUCTURE. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' Web site simultaneous with the change.

         Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A. SUB-ADVISERS. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

     B. MONEY MARKET PORTFOLIO MANAGEMENT TEAM. The money market portfolio management team at Wells Capital Management shall have full daily access to daily transaction information across the WELLS FARGO ADVANTAGE FUNDSSM for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C.   FUNDS MANAGEMENT/WELLS FARGO FUNDS DISTRIBUTOR, LLC.

          1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.

          2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

          3. Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation,
          L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody's may receive holdings information monthly on a seven-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         FUNDS MANAGEMENT COMMENTARIES. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

         BOARD APPROVAL. The Board shall review and reapprove these procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.


--------------------------------------------------------------------------------

The following information was contained within the June 30, 2005 supplement and is included herewith for your convenience.

ALL FUNDS
Effective June 30, 2005, the following information is added to the Statement of Additional Information under "Management - Investment Adviser" beginning on page 17:

      AFFILIATED ADVISORY PROGRAMS. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program's assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund's assets. In such an instance, Funds Management's decision to make changes to or rebalance the program's allocations may substantially impact the Fund's performance.


RT52847 08-05                                               SPC0805/SUP037 08-05



         PLEASE FILE THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
                               WITH YOUR RECORDS.

     WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIOSM
             WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIOSM
        WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIOSM
         WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIOSM
        WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIOSM
         WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIOSM

  Supplement dated August 19, 2005 to the Statement of Additional Information dated April 11, 2005, as supplemented on June 30, 2005.

ALL PORTFOLIOS
On August 16, 2005, the Board of Trustees of Wells Fargo Funds Trust (the "Board") approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings. The revised policy, which can be found below, is effective immediately and replaces the policy previously disclosed in the June 30, 2005 supplement.

         The Trusts and Funds Management have adopted policies and procedures to govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the Funds. For purposes of these procedures, the term, "portfolio holdings" means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund's portfolio securities or for any ongoing arrangements to make available information about a Fund's portfolio securities.

         DISCLOSURE OF FUND PORTFOLIO HOLDINGS. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Wells Fargo Master Trust and Wells Fargo Variable Trust) will be available on the Funds' Web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund's portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the Web site, it may be further disseminated without restriction.

     1. COMPLETE HOLDINGS. The complete portfolio holdings for each Fund shall be made publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis.
     2. TOP TEN HOLDINGS. Top ten holdings information for each Fund shall be made publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis.
     3. FUND OF FUNDS STRUCTURE. A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund's target allocations between or among its fixed-income and/or equity investments may be posted to the Funds' Web site simultaneous with the change.

         Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund's fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds' full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

         Each Fund's complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund's semi-annual and annual reports. Each Fund's complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund's first and third fiscal quarters.

         LIST OF APPROVED RECIPIENTS. The following list describes the limited circumstances in which a Fund's portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds' Web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

     A. SUB-ADVISERS. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability/demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

     B. MONEY MARKET PORTFOLIO MANAGEMENT TEAM. The money market portfolio management team at Wells Capital Management shall have full daily access to daily transaction information across the WELLS FARGO ADVANTAGE FUNDSSM for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

     C.   FUNDS MANAGEMENT/WELLS FARGO FUNDS DISTRIBUTOR, LLC.

          1. Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC's Datapath system.
          2. Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.
          3. Funds Management and Wells Fargo Funds Distributor, LLC personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund's target allocations that result in a shift between or among its fixed-income and/or equity investments.

     D. EXTERNAL SERVICING AGENTS. Appropriate personnel that assist in the review and/or processing of Fund portfolio transactions employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. Funds Management utilizes the services of Institutional Shareholder Services ("ISS") and SG Constellation,
          L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

     E. RATING AGENCIES. S&P and Moody's receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody's may receive holdings information monthly on a seven-day delayed basis.

         ADDITIONS TO LIST OF APPROVED RECIPIENTS. Any additions to the above list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient's relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter, or any affiliated person of the Fund.

         FUNDS MANAGEMENT COMMENTARIES. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

         BOARD APPROVAL. The Board shall review and reapprove these procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and make any changes that they deem appropriate.

ALL PORTFOLIOS
On August 16, 2005, the Board approved an increase to the compensation payable to Wells Capital Management Incorporated as the sub-adviser to the Portfolios from 0.05% to 0.20%, effective August 18, 2005. As a result, the second paragraph under "Investment Sub-Adviser" found on page 22, is deleted and replaced with the following:

           As compensation for its sub-advisory services to each Portfolio, Wells Capital Management is entitled to receive a monthly fee equal to an annual rate of 0.20% of the Portfolio's average daily net assets. Wells Capital Management is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser. Prior to January 1, 2005, Wells Capital Management received as compensation for its sub-advisory services to each Portfolio, a monthly fee equal to an annual rate of 0.05% of each Portfolio's average daily net assets.

Funds Management intends to retroactively pay Wells Capital Management at the increased sub-advisory rate starting on January 1, 2005. This payment is at the election of Funds Management and will be paid out of Funds Management's assets.


RT52849 08-05                                               WBF0805/SUP039 08-05